Note 1 - Summary of Significant Accounting Policies (Details)	12 Months Ended		168 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Common Stock, Shares, Outstanding (in Shares) | shares	5,206,428	3,092,766	5,206,428
Stockholders' Equity, Period Increase (Decrease)			$ 22,732,961
Stock Issued During Period, Value, New Issues	$ 13,060,880	$ 2,055,001
Debt Instrument, Increase (Decrease), Net			5,685,000
Advertising Expense	8,220	19,394
Research and Development Expense	261,000	394,000
Cash, Uninsured Amount	4,621,764		4,621,764
Product Warranty Expense	$ 56,201
Number of Operating Segments	1
IPO [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, New Issues			13,555,003
Non-US [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Revenues	$ 0	$ 0
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, New Issues			$ 2,055,000
Earliest Tax Year [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Open Tax Year	2012